Pay vs Performance Disclosure - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 14, 2022	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance. The following table provides total compensation and compensation actually paid to our principal executive officers ("PEO") and to our named executive officers ("NEOs") for the fiscal years ended December 31, 2024, 2023 and 2022, as well as the Company's total shareholder return ("TSR") and net income.

Pay Versus Performance
	(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)
Year	Summary Compensation Table Total for First PEO (1)	Summary Compensation Table Total for Second PEO (1)	Compensation Actually Paid to First PEO (2)	Compensation Actually Paid to Second PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (3)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (4)	Net Income (5)
	$	$	$	$	$	$	$	$
2024	N/A	615,069	N/A	615,069	286,157	286,157	108.71	3,383,000
2023	N/A	562,054	N/A	546,300	332,054	267,680	84.93	9,293,000
2022	346,863	507,807	346,873	530,995	329,228	360,833	113.56	12,932,000

(1)
For the fiscal years 2024 and 2023, James A. Dowd was the only PEO for the entire fiscal year. For fiscal year 2022, Thomas Schneider served as PEO until April 14, 2022, and James A. Dowd served as PEO effective April 14, 2022 through the end of the year. Column (a) presents the total compensation from the summary compensation table for Thomas Schneider. Column (b) presents the total compensation from the summary compensation table for James A. Dowd.
(2)
For fiscal year 2022, column (c) presents the compensation actually paid to Thomas Schneider from January 1, 2022 until his resignation on September 7, 2022. Column (d) presents the compensation actually paid to James A. Dowd, following his appointment as Interim President and Chief Executive Officer effective April 15, 2022. These amounts are calculated in accordance with the SEC's disclosure requirements regarding pay versus performance.
(3)
For fiscal year 2024, columns (e) and (f) present the average summary compensation and average compensation actually paid to our Non-PEO NEOs Robert G. Butkowski and William D. O'Brien. For fiscal year 2023 and 2022, columns (e) and (f) present the average summary compensation and average compensation actually paid to our Non-PEO NEOs Ronald Tascarella and Walter F. Rusnak.
(4)
Cumulative total shareholder return is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, (assuming dividend reinvestment), and the difference between the Company's common share price at the end and the beginning of the measurement period, by the common share price at the beginning of the measurement period.
(5)
Column (h) shows net income as reported on the Company’s consolidated financial statements.

SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine "Compensation Actually Paid" as shown in the Pay Versus Performance Table. Compensation Actually Paid is calculated by adjusting the Summary Compensation Table totals to include the fair market value of equity awards as of December 31, 2024, 2023 and 2022, or if earlier, the vesting date (rather than the grant date). The following table presents the total equity adjustments that were made to compensation totals for each year to determine the SEC defined compensation actually paid to each PEO and Non-PEO NEOs.

Year	Principal Executive Officers	Summary Compensation Table Total	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year-Over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Compensation Actually Paid
		($)	($)	($)	($)	($)
2024	PEO	615,069	─	─	─	615,069
2023	PEO	562,054	─	(15,754)	─	546,300
2022	1st PEO	346,863	─	24,039	(24,029)	346,873
2022	2nd PEO	507,807	9,768	13,420	─	530,995

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Year-Over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Compensation Actually Paid
	($)	($)	($)	($)	($)
2024	286,157	─	─	─	286,157
2023	332,054	─	(64,374)	─	267,680
2022	329,228	3,968	27,637	─	360,833

Company Selected Measure Name			net income
Named Executive Officers, Footnote
(3)
For fiscal year 2024, columns (e) and (f) present the average summary compensation and average compensation actually paid to our Non-PEO NEOs Robert G. Butkowski and William D. O'Brien. For fiscal year 2023 and 2022, columns (e) and (f) present the average summary compensation and average compensation actually paid to our Non-PEO NEOs Ronald Tascarella and Walter F. Rusnak.

PEO Total Compensation Amount			$ 615,069	$ 562,054
PEO Actually Paid Compensation Amount			$ 615,069	546,300
Adjustment To PEO Compensation, Footnote

Year	Principal Executive Officers	Summary Compensation Table Total	Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Year-Over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Compensation Actually Paid
		($)	($)	($)	($)	($)
2024	PEO	615,069	─	─	─	615,069
2023	PEO	562,054	─	(15,754)	─	546,300
2022	1st PEO	346,863	─	24,039	(24,029)	346,873
2022	2nd PEO	507,807	9,768	13,420	─	530,995

Non-PEO NEO Average Total Compensation Amount			$ 286,157	332,054	$ 329,228
Non-PEO NEO Average Compensation Actually Paid Amount			$ 286,157	267,680	360,833
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Year-Over-Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Average Year-Over- Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Average Compensation Actually Paid
	($)	($)	($)	($)	($)
2024	286,157	─	─	─	286,157
2023	332,054	─	(64,374)	─	267,680
2022	329,228	3,968	27,637	─	360,833

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income

The relationship between Compensation Actually Paid and the Company's financial performance for the three-year period as shown in the above Pay Versus Performance Table is illustrated in the two following charts which compares the Compensation Actually Paid to the PEOs and the average Compensation Actually Paid to the Non-PEO NEOs versus TSR and Net Income.

Total Shareholder Return Amount			$ 108.71	84.93	113.56
Net Income (Loss)			$ 3,383,000	9,293,000	12,932,000
PEO Name		James A. Dowd
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description			(5) Column (h) shows net income as reported on the Company’s consolidated financial statements.
James A. Dowd
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 507,807	$ 615,069	562,054	507,807
PEO Actually Paid Compensation Amount		$ 530,995	$ 615,069	$ 546,300	530,995
PEO Name			James A. Dowd	James A. Dowd
James A. Dowd | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					9,768
James A. Dowd | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					13,420
Thomas Schneider
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 346,863				346,863
PEO Actually Paid Compensation Amount	$ 346,873				346,873
PEO Name	Thomas Schneider
Thomas Schneider | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					24,039
Thomas Schneider | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(24,029)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (15,754)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,968
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (64,374)	$ 27,637